Condensed Consolidated Statements of Operations (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue
Operating Expenses:
Consulting and professional fees	460,087	744,264
Compensation	170,012	15,876	5,133,114	101,593
Concert production			483,553
Travel	62,353	50,841
General and administrative	51,212	49,331	119,133	4,332
Total operating expenses	743,664	860,312	5,735,800	105,925
Other Income (Expense):
Loss on settlement with Emax and Affiliates	(1,939,281)
Interest expense	(55,445)	(4,462)	(5,949)	(5,949)
Initial derivative liability	(230,386)
Gain on settlement of debt			729,960
Impairment of music license rights				1,600,000
Change in fair value of derivative liability	(22,725)
Total other expense	(2,247,837)	(4,462)	724,011	(1,605,949)
Loss Before Income Taxes	(2,991,501)	(864,773)	(5,011,789)	(1,711,874)
Income Tax Provision
Net loss	(2,991,501)	(864,773)	(5,011,789)	(1,711,874)
Net loss attributable to non-controlling interest	3,298		317,114
Net Loss attributable to Mindpix Corporation Stockholders	$ (2,988,202)	$ (864,773)	$ (4,694,675)	$ (1,711,874)
Basic and Diluted Loss Per Share	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding (Basic and Diluted)	1,318,003,814	596,217,781	667,422,223	147,872,732